Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD INSTITUTIONAL INDEX FUNDS
Entity Central Index Key	0000862084
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Feb. 06, 2025
Supplement to Prospectus [Text Block]	Vanguard 0-3 Month Treasury Bill ETFSupplement to the Prospectus and Summary Prospectus Dated February 6, 2025As approved by the Fund’s Board of Trustees, Vanguard 0-3 Month Treasury Bill ETF (the “Fund”) has reduced its expense ratio. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard 0-3 Month Treasury Bill ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.